Nature of operations and basis of presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Nature of operations and basis of presentation
Nature of operations and basis of presentation

Note 1 — Nature of operations and basis of presentation

The Company and Nature of Business

United Homes Group, Inc. (“UHG”, the “Company”), a Delaware corporation, is a homebuilding business which operates with an asset-light strategy. The Company is a former blank check company incorporated on October 7, 2020 under the name DiamondHead Holdings Corp. (“DHHC”) as a Delaware corporation formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

UHG constructs single-family residential homes and has active operations in South Carolina and Georgia offering a range of residential products including entry-level attached and detached homes, first-time move up attached and detached homes and second move-up detached homes. The constructed homes appeal to a wide range of buyer profiles, from first-time to lifestyle buyers. The Company’s primary objective is to provide customers with homes of exceptional quality and value while maximizing its return on investment. The Company has grown by expanding its market share in existing markets and by expanding into markets contiguous to the current active markets.

Business Combination

On September 10, 2022, DHHC entered into a Business Combination Agreement (the “Business Combination Agreement”) with Hestia Merger Sub, Inc., a South Carolina corporation and wholly owned subsidiary of DHHC (“Merger Sub”), and Great Southern Homes, Inc., a South Carolina corporation (“GSH”).

Upon the consummation of the transaction on March 30, 2023 (“Closing Date”), Merger Sub merged with and into GSH with GSH surviving the merger as a wholly owned subsidiary of the Company (“Business Combination”). As a result of the Business Combination, GSH is now a wholly owned subsidiary of DHHC, which has changed its name to United Homes Group, Inc.

GSH’s business historically consisted of both homebuilding operations and land development operations. In anticipation of the Business Combination, GSH separated its land development operations and its homebuilding operations across separate entities in an effort to adopt best practices in the homebuilding industry associated with ownership and control of land and lots and production efficiency. For accounting treatment of the Business Combination, see Note 2 — Merger and Reverse Recapitalization. Unless otherwise indicated or the context otherwise requires, references in this quarterly report on Form 10-Q to “Legacy UHG” refer to the homebuilding operations of GSH prior to the consummation of the Business Combination.

Basis of Presentation

The Condensed Consolidated Financial Statements included in this report reflect (i) the historical operating results of Legacy UHG prior to the Business Combination; (ii) the combined results of UHG and DHHC following the Closing; (iii) the assets and liabilities of UHG and DHHC, and Legacy UHG at their historical cost; and (iv) the Company’s equity structure for all periods presented.

The accompanying Condensed Consolidated Balance Sheet as of December 31, 2022 and the Condensed Consolidated Statement of Operations, Statement of Changes in Stockholders’ Equity, and Statement of Cash Flows for the three months ended March 31, 2022 (“Legacy UHG financial statements”) have been prepared from Legacy UHG’s historical financial records and reflect the historical financial position, results of operations and cash flows of the Legacy UHG for the periods presented on a carve-out basis in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The Statement of Changes in Stockholders’ Equity is adjusted for the retroactive application of the reverse recapitalization using the Exchange Ratio. The Legacy UHG financial statements present historical information and results attributable to the homebuilding operations of GSH. The Legacy UHG financial statements exclude GSH’s operations related to land development operations as Legacy UHG historically did not operate as a standalone company. The carve-out methodology was used since Legacy UHG’s inception until the Closing Date. Thus, after March 30, 2023, no carve-out amounts were included in UHG’s financial statements.

Periods prior to the Business Combination

Prior to the Business Combination until the Closing Date, Legacy UHG has historically transacted with affiliates that were owned by the shareholders of GSH. Legacy UHG has categorized the various affiliates based on the nature of the transactions with Legacy UHG and their primary operations. The categories are as follows:

Land Development Affiliates — Land development affiliates’ primary operations consist of acquiring and developing raw parcels of land for vertical home construction. Upon completion, the land development affiliates transfer the developed lots to Legacy UHG in a non-cash transaction.

Other Operating Affiliates — Other operating affiliates’ operations consist of acquiring and developing land, purchasing constructed houses for rental properties, leasing activities, and purchasing model homes to be maintained during the sell down period of a community.

Collectively, these are referred to as “Other Affiliates” in these financial statements and represented as related parties (see Note 8 — Related party transactions).

All assets, liabilities, revenues, and expenses directly associated with the activity of Legacy UHG are included in these financial statements. Cash and cash equivalents is included in these financial statements, as Legacy UHG provided the cash management/treasury function for the Other Affiliates until January 1, 2023. In addition, a portion of Legacy UHG’s corporate expenses including share-based compensation were allocated to Legacy UHG based on direct usage when identifiable or, when not directly identifiable, on the basis of proportional cost of sales or employee headcount, as applicable. The corporate expense allocations include the cost of corporate functions and resources provided by or administered by GSH including, predominately, costs associated with executive management, finance, accounting, legal, human resources, and costs associated with operating GSH’s office buildings. The corporate expense allocation requires significant judgment and management believes the basis on which the corporate expenses have been allocated reasonably reflects the utilization of services provided to Legacy UHG during the periods presented. Balance Sheet accounts were reviewed to determine what was attributable to Legacy UHG. There were no Balance Sheet accounts that required allocation procedures for assets and liabilities.

In addition, all significant transactions between Legacy UHG and GSH have been included in these financial statements. The aggregated net effect of transactions between Legacy UHG and GSH are settled within Retained Earnings/ (Accumulated Deficit) on the Balance Sheets as they were not expected to be settled in cash. These amounts were reflected in the Statements of Cash Flows within Distributions and net transfer to shareholders and other affiliates and, when transactions were historically not settled in cash, in Non-cash financing activities.

GSH’s third-party long-term debt and related interest expense have all been allocated to Legacy UHG. Legacy UHG was considered the primary legal obligor of such debt as it is the sole cash generating entity and responsible for repayment of the debt. Certain portions of that long-term debt and the related interest consist of construction revolving lines of credit and are reflected as Homebuilding debt. The remaining portions of long-term debt and the related interest have been used to finance operations that were not related to Legacy UHG, primarily land development activities, and were presented as Other Affiliate debt.

The results reported in these financial statements would not be indicative of Legacy UHG’s future performance, primarily because prior to the Business Combination, the lots developed by affiliates were not transferred to the homebuilding operations of GSH at a market rate. As such, these results do not necessarily reflect what the financial position, results of operations, and cash flows would have been had it operated as an independent company during the periods presented.

Note 1 — Nature of operations and basis of presentation

Nature of Business — Great Southern Homes, Inc. (“GSH”) is a land development and homebuilding company located in Columbia, South Carolina. GSH was formed as a South Carolina C corporation in June 2004 and elected S corporation status in 2008.

GSH develops land and constructs single—family residential homes. GSH has active operations in South Carolina and Georgia offering a range of residential products including entry-level attached and detached homes, first-time move up attached and detached homes and second move-up detached homes. The constructed homes appeal to a wide range of buyer profiles, from first-time to lifestyle buyers.

Basis of Presentation — The accompanying carve-out financial statements present historical information and results attributable to the homebuilding operations of GSH (“Homebuilding” or the “Company”). The carve-out financial statements exclude GSH’s operations related to land development operations. The accompanying carve-out financial statements (hereafter referred to as “financial statements”) include financial information as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021, and 2020.

The Company’s primary objective is to provide customers with homes of exceptional quality and value while maximizing its return on investment. Generally, the Company grows by expanding its market share in existing markets and by expanding into markets contiguous to the current active markets.

Throughout the periods covered by the financial statements, the Company operated as part of GSH. The accompanying financial statements have been prepared from GSH’s historical financial records and reflect the historical financial position, results of operations and cash flows of the Company for the periods presented on a carve-out basis in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Company has historically transacted with affiliates that are owned by the shareholders of the Company. The Company has categorized the various affiliates based on the nature of the transactions with the Company and their primary operations. The categories are as follows:

Land Development Affiliates — Land development affiliates’ primary operations consist of acquiring and developing raw parcels of land for vertical home construction. Upon completion, the land development affiliates transfer the developed lots to the Company in a non-cash transaction.

Other Operating Affiliates — Other operating affiliates’ operations consist of acquiring and developing land, purchasing constructed houses for rental properties, leasing activities, and purchasing model homes to be maintained during the sell down period of a community.

Collectively, these are referred to as “Other Affiliates” in these financial statements and represented as related parties (see Note 6 — Related party transactions).

All assets, liabilities, revenues, and expenses directly associated with the activity of the Company are included in these financial statements. Cash and cash equivalents is included in these financial statements, as the Company provided the cash management/treasury function for the Other Affiliates. In addition, a portion of GSH’s corporate expenses including share-based compensation were allocated to the Company based on direct usage when identifiable or, when not directly identifiable, on the basis of proportional cost of sales or employee headcount, as applicable. The corporate expense allocations include the cost of corporate functions and resources provided by or administered by GSH including, predominately, costs associated with executive management, finance, accounting, legal, human resources, and costs associated with operating GSH’s office buildings. The corporate expense allocation requires significant judgment and management believes the basis on which the corporate expenses have been allocated reasonably reflects the utilization of services provided to the Company during the periods presented. Balance sheet accounts were reviewed to determine what was attributable to the Company. There were no Balance Sheet accounts that required allocation procedures for assets and liabilities.

In addition, all significant transactions between the Company and GSH have been included in these financial statements. The aggregated net effect of transactions between the Company and GSH are reflected in the Balance Sheets within Total shareholders’ and other affiliates’ net investment and in the Statements of Cash Flows within Distributions and net transfer to shareholders and other affiliates, changes in net due from and net due to shareholders and other affiliates and, when transactions were historically not settled in cash, in Non-cash financing activities. Net due to and due from shareholders and other affiliates balances are generally presented as a contra-account in the Balance Sheets within Total shareholders’ and other affiliates’ net investment due to the expectation they will not be settled in cash in the future. Certain related party amounts that are expected to be settled in cash are presented as Due from related party in the Balance Sheet.

GSH’s third-party long-term debt and related interest expense have all been allocated to the Company. The Company is considered the primary legal obligor of such debt as it is the sole cash generating entity and responsible for repayment of the debt. Certain portions of that long-term debt and the related interest consist of construction revolving lines of credit and are reflected as Homebuilding debt. The remaining portions of long-term debt and the related interest have been used to finance operations that are not related to the Company, primarily land development activities, and are presented as Other Affiliate debt. The Other Affiliate debt balances related to these operations have an associated Due from shareholders and other affiliates recorded to the Balance Sheets as of December 31, 2022 and 2021.

The results reported in these financial statements would not be indicative of the Company’s future performance, primarily because the lots developed by affiliates were not transferred to the Homebuilding Operations at a market rate. As such, these results do not necessarily reflect what the financial position, results of operations, and cash flows would have been had it operated as an independent company during the periods presented.

Emerging Growth Company Status — The financial statements have been prepared as if the Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act exempts emerging growth companies from being required to comply with new or revised standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the same time as private companies. This may make comparison of the Company’s financial statements with another company which is neither an emerging growth company nor which has opted out of using the extended transition period, difficult or impossible because of the potential differences in financial accounting standards used.

Proposed Business Combination — On September 10, 2022, GSH entered into a business combination agreement with Diamondhead Holdings Corp. (“DHHC”) and Hestia Merger Sub, Inc. (“Merger Sub”). If the business combination is subsequently consummated, the Merger sub will merge with and into GSH (the “Business Combination”), with GSH surviving the merger as a wholly-owned subsidiary of DHHC. GSH will be deemed the accounting acquirer as the Business Combination will be treated as a reverse recapitalization in accordance with U.S. GAAP.